Employment Benefits	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Employment Benefits
16.	Employment Benefits
The Group offers its employees in Korea, Taiwan, Thailand and Indonesia defined benefit plans (either unfunded or funded). The specific features of these plans vary depending on the applicable laws and regulations in each country where the employees work. The majority of the Group’s defined benefit obligations represents the defined benefit plans for employees of LINE Plus Corporation, LINE PLAY Corporation, LINE Biz Plus Corporation, LINE Friends Corporation, LINE Studio Corporation, LINE UP Corporation, NemusTech Co., Ltd., Unblock Corporation, Markt Co., Ltd. and LINE Financial Plus Corporation (collectively, the “subsidiaries with defined benefit plans”) which are located in Korea. For the year ended December 31, 2018, LINE Games Corporation, NextFloor Corporation, Next Floor Basement Lab Corporation InnoAG. Inc. and Oozoo Inc. (collectively, the “LINE Games Group”) offer employees defined contribution plans. The expenses recognized in the Consolidated Statements of Profit or Loss in relation to the defined contribution plans amounted to 47 million yen and 97 million yen for the years ended December 31, 2017 and 2018, respectively. For the year ended December 31, 2019, expenses were not recognized in the Consolidated Statements of Profit or Loss in relation to the employee defined contribution plans due to loss of control of the LINE Games Group during 2018. The feature of the defined benefit plans in Korea is described below.
The legal and regulatory framework for the plans is based on the applicable Korean Employee Retirement Benefit Security Act (“ERBSA”). Post-employment defined benefit plan provides lump sum payments to the eligible employees. Directors and current employees of the subsidiaries offer defined benefit plans with a service period of over one year are eligible for such post-employment defined benefits, which are calculated based on a final average pay formula.

Furthermore, the plans expose the Group to actuarial risks, such as interest rate risk, salary increase risk, and longevity risk. Interest rate risk refers to the risk of fluctuation of bond yields. A decrease in the bond yields will increase the defined benefit obligations liability. The salary increase risk refers to the risk that an increase in future salary will increase the defined benefit obligations liability. Longevity risk refers to the risk that an increase in life expectancy of the plan participants will increase the defined benefit obligations liability. The plan assets of the defined benefit plans expose the Group to the risk of underperformance in comparison with the Group’s expectation.

(1)	Liabilities for defined benefit obligations as of December 31, 2018 and 2019 are as follows:

	(In millions of yen)

	December 31, 2018			December 31, 2019
	Unfunded	Funded	Total	Unfunded	Funded	Total
Present value of defined benefit obligations	6,628	582	7,210	8,780	1,082	9,862
Plan assets (1)	—	(267)	(267)	—	(245)	(245)

Liabilities for post-employment benefits	6,628	315	6,943	8,780	837	9,617

(1)	All of the plan assets are held by NemusTech, Co., Ltd. and Markt Co., Ltd.

(2)
Expenses related to defined benefit plans are recognized in the Consolidated Statements of Profit or Loss as operating expenses for the years ended December 31, 2017, 2018 and 2019 are comprised of the following:

	(In millions of yen)

	2017	2018	2019
Current service costs	1,933	1,973	2,078
Interest costs	208	207	212

Total	2,141	2,180	2,290

(3)	Movements in the present value of the defined benefit obligations for the years ended December 31, 2018 and 2019 are as follows:

	(In millions of yen)

	2018	2019
Defined benefit obligations at the beginning of year	6,189	7,210
Current service costs	1,973	2,078
Interest costs	207	212
Remeasurement (gains)/losses:
Actuarial gains arising from changes in demographic assumptions (1)	(33)	(1,046)
Actuarial losses arising from changes in financial assumptions (2)	166	1,700
Experience adjustments (3)	33	502
Payments from the plan	(943)	(545)
Net transfer (4)	(105)	33
Decrease due to deconsolidation	(42)	—
Exchange differences on translation of foreign operations	(235)	(282)

Defined benefit obligations at the end of year	7,210	9,862

(1)	In 2019, actuarial gains arising from changes in demographic assumptions resulted mainly from changes in the employee turnover rate of LINE Plus Corporation and NemusTech Co., Ltd.

(2)
In 2019, actuarial losses arising from changes in financial assumptions resulted mainly from a decrease in the discount rate and an increase in the period end weighted average salary increase rate at year end 2019, as compared to corresponding rates at year end in 2018. The decrease in the discount rate is primarily related to the fact that the shorter period of estimated payment term for the benefit payments, which is used to calculate the retirement benefit obligation, due to the increase in estimated employee turnover rates described above. The increase in the weighted average of salary increase rate primarily related to the fact that the salary increase rates for the current year raised.

(3)	Experience adjustments represent the impact from differences between actual experiences during the year compared with the previous actuarial assumptions on defined benefit obligations.

(4)
Net transfer primarily represents the transfer of defined benefit obligations associated with employees of NAVER or other NAVER group companies joining LINE Plus Corporation, LINE Biz Plus Corporation, LINE Studio Corporation, LINE Friends Corporation
,
LINE

UP Corporation and LINE
Financial Plus Corporation and vice versa.

(4)	Movements in the plan assets for the years ended December 31, 2018 and 2019 are as follows:

	(In millions of yen)

	2018	2019
Plan assets at the beginning of year	27	267
Interest income	5	7
Employer contributions	316	72
Benefits paid	(72)	(110)
Gains due to remeasurement Plan assets revenue (excluding interest income)	(3)	22
Exchange differences on translation of foreign operations	(6)	(13)

Plan assets at the end of year	267	245

The plan assets contain only cash and cash equivalents. Employer contributions expected to be paid to the plan for the year ending December 31, 2020 are 88 million yen. The amount of employer contributions is determined so that balance of plan assets can be more than 90% of the balance of NemusTech Co., Ltd. and Markt Co., Ltd.’s defined benefit obligations at each year end in the long term.

(5)
Significant judgment is required when selecting key assumptions for measuring defined benefit expenses for a period and the defined benefit obligations at the period end for each defined benefit plan. The principal actuarial assumptions used include discount rates and salary increase rates.

The Group determined the discount rate based on market returns of high-quality corporate bonds consistent with the currencies and estimated payment terms corresponding to the defined benefit obligations as of the reporting date in order to calculate the present value of the defined benefit obligations.

	December 31, 2017	December 31, 2018	December 31, 2019
Discount rate	3.2%-3.7%	2.5%-3.5%	1.7%-3.1%
Weighted average of salary increase s	4.5%-7.7%	5.3%-7.1%	4.5%-8.6%

(6)
Economic factors and conditions often affect multiple assumptions simultaneously; as such, the effects of changes in key assumptions are not necessarily linear. The following sensitivity analysis illustrates the impact of changes in certain significant actuarial assumptions, leaving all other assumptions constant, as of December 31, 2018 and 2019:

	(In millions of yen)
	Impact on the defined benefit obligations
Assumptions and sensitivity level	December 31, 2018	December 31, 2019
Discount rate
100 basis point increase	(833)	(998)
100 basis point decrease	1,020	1,188
Salary increase rate
100 basis point increase	970	1,104
100 basis point decrease	(812)	(955)

(7)	The average duration of the defined benefit plan obligations as of December 31, 2018 and 2019 were 12.9 and 11.4 years, respectively.
The following table shows estimated future benefit payments within ten years from December 31, 2019. Actual payments may differ from those shown because of uncertain future events.

(In millions of yen)

Years	Estimated future benefit payments
2020	602
2021	573
2022	560
2023	549
2024	540
2025-202 9	2,706